FOLEY & LARDNER LLP ATTORNEYS AT LAW
777 EAST WISCONSIN AVENUE MILWAUKEE, WI 53202-5306 414.271.2400 TEL 414.297.4900 FAX foley.com
	July 30, 2009	WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com EMAIL
VIA EDGAR		CLIENT/MATTER NUMBER 047293-0101

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Arbitrage Funds – File Nos. 333-30470 and 811-09815

Ladies and Gentlemen:

        On behalf of The Arbitrage Funds, a Delaware business trust (the “Trust”), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 9 to the Trust’s Form N-1A Registration Statement, including exhibits, which has been marked to show the changes in the Registration Statement effected by Post-Effective Amendment No. 9.

        The Trust has designated on the facing sheet of Post-Effective Amendment No. 9 that such Post-Effective Amendment become effective on September 28, 2009, pursuant to Rule 485(a)(1). The Trust is filing Post-Effective Amendment No. 9 pursuant to Rule 485(a)(1) because Post-Effective Amendment No. 9 is the Trust’s first Post-Effective Amendment addressing the summary prospectus rules adopted in Release No. 33-8998 (January 13, 2009).

        Please note that this Post-Effective Amendment No. 9 does not include audited financial statements of the Trust, and that the Trust will file a post-effective amendment pursuant to Rule 485(b) prior to or on September 28, 2009, which filing will incorporate by reference the audited financial statements of the Trust, include the consent of the Independent Registered Public Accounting Firm of the Trust, include the type of updating information typical for the filing and respond to any comments that the staff may have.

        Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

Very truly yours, /s/ Peter D. Fetzer Peter D. Fetzer

cc:	Cherie R. Wolfskill Richard L. Teigen

BOSTON BRUSSELS CENTURY CITY CHICAGO DETROIT	JACKSONVILLE LOS ANGELES MADISON MIAMI MILWAUKEE	NEW YORK ORLANDO SACRAMENTO SAN DIEGO SAN DIEGO/DEL MAR	SAN FRANCISCO SHANGHAI SILICON VALLEY TALLAHASSEE TAMPA	TOKYO WASHINGTON, D.C.